UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.




1.   Name and address of issuer:

     Accessor Funds, Inc.
     1420 Fifth Avenue
     Suite 3600
     Seattle, Washington 98101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |x|

3.   Investment Company Act File Number:     811-6337

     Securities Act File Number:  33-41245


4(a) Last day of fiscal year for which this Form is filed:  12/31/98.


4(b) |_| Check box if this Form is being filed late (i.e., more than . 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) |_| Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

  (i)     Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                         $1,198,556,526

  (ii)    Aggregate  price of securities  redeemed
          or repurchased  during the fiscal year:  $804,841,500

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the $ 0
          Commission:

  (iv)    Total available redemption credits [add
          Items 5(ii) and 5(iii):                                 -$804,841,500

  (v)     Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv)from
          Item 5(i)]:                                              $393,715,026


  (vi)    Redemption  credits  available  for use
          in (future years -- if Item 5(i) is
          less than Item 5(iv) [subtract
          Item 5(iv)) from Item 5(i)]:              $ 0

  (vii)   Multiplier for determining registration
          fee (See Instruction C.9):                                 x0.000278

  (viii)  Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is
          due):                                                  =$    109,453
                                                                  ============



6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________ .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$------------



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  =$  109,453
                                                                  ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: For Benefit of CIK# 0000876603 on 3/26/99.

                Method of Delivery:

                           |x| Wire Transfer

                           |_| Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  * /s/Ravindra A. Deo
                            -------------------------------------------------
                            Ravindra A. Deo
                            Principal Financial and Accounting Officer and Treasurer

Date 3/26/98

* Please print the name and title of the signing officer below the signature.